SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 85,745
Work in process	79,885
Finished goods	145,574	$ 84,249	$ 63,948
Total	$ 311,204	$ 265,959	$ 177,851